Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (808,655)	$ (1,038,703)	$ (5,894,253)	$ (1,452,776)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	99,990	130,637	447,746	568,028
Amortization of intangible assets	421,188	421,188	1,684,750	834,505
Common stock issued for consulting services			39,600
Cancellation of common stock			(138,008)
Stock-based compensation expense	389,215	309,702	1,579,921	353,120
Loss on disposal of property and equipment			17,074
Bad debt expense			137,615
Change in fair value of contingent liability				(134,000)
Changes in operating assets and liabilities:
Credit card holdback receivable	15,105	(1,410)	31,380	138,971
Accounts receivable	34,426	273,382	341,932	66,433
Other assets/receivables	11,613		(10,555)	(36,115)
Prepaid expenses and other current assets	13,070	647,865	819,187	221,644
Deferred tax asset				754,535
Accounts payable, accrued expenses and other current liabilities	(571,215)	276,141	717,223	(1,257,735)
Deferred rent		4,775	4,775	145,046
Deferred tax				(128,460)
Deferred subscription revenue	(147,768)	(80,477)	(509,145)	(479,847)
Net cash (used in) provided by operating activities	(543,031)	943,100	(730,758)	(406,651)
Cash flows from investing activities:
Purchase of property and equipment	(79,950)	(62,595)	(294,227)	(345,070)
Accrued interest from notes receivables issued to employees		(1,993)
Return of security deposits			75,000
Cash acquired in the AVM Merger, net of payment of note payable				(1,739,506)
Net cash used in investing activities	(79,950)	(64,588)	(219,227)	(2,084,576)
Cash flows from financing activities:
Payments of capital lease obligations		(17,144)	(75,561)	(22,734)
Proceeds in connection with Security Purchase Agreement			1,000,000
Net cash used in financing activities		(17,144)	924,439	(22,734)
Net (decrease) increase in cash and cash equivalents	(622,981)	861,368	(25,546)	(2,513,961)
Balance of cash and cash equivalents at beginning of period	4,137,050	4,162,596	4,162,596	6,676,557
Balance of cash and cash equivalents at end of period	3,514,069	5,023,964	4,137,050	4,162,596
Supplemental disclosure of cash flow information:
Cash paid in interest		158	12,899
Cash paid in income taxes		$ 18,304	26,210
Measurement period adjustments:
Goodwill			1,218,198
Deferred tax liability			1,452,339
Deferred subscription revenue			234,144
Acquisition:
Cash and cash equivalents				1,460,494
Term note payable (intercompany)				(200,000)
Note payable, net of discount (intercompany)				$ (3,000,000)